(LOSS) PER SHARE	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share

11 — (LOSS) PER SHARE

Basic (loss) per share is computed by dividing income available to common shareholders by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share is computed by dividing income available to common shareholders by the weighted-average number of shares of common stock outstanding during the period increased to include the number of additional shares of common stock that would have been outstanding if the potentially dilutive securities had been issued. The dilutive effect of potentially dilutive securities is reflected in diluted earnings (loss) per share by application of the treasury stock method. Under the treasury stock method, an increase in the fair market value of the Company’s common stock can result in a greater dilutive effect from potentially dilutive securities.
The computation of basic and diluted loss per share excludes potentially dilutive securities when their inclusion would be anti-dilutive, or if their exercise prices were greater than the average market price of the common stock during the period. Potentially dilutive securities excluded from the computation of basic and diluted (loss) per share as of December 31, 2016 and 2015 are as follows:

	2016	2015
Warrants	16,863,242	14,472,471
Stock options	3,480,000	3,500,000
Convertible subordinated notes	2,900,000	3,200,000
Convertible preferred stock	3,867,028	166,667
Total	27,110,270	21,339,138

13 — EARNINGS PER SHARE

Basic earnings per share is computed by dividing income available to common shareholders by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share is computed by dividing income available to common shareholders by the weighted-average number of shares of common stock outstanding during the period increased to include the number of additional shares of common stock that would have been outstanding if the potentially dilutive securities had been issued. The dilutive effect of potentially dilutive securities is reflected in diluted earnings per share by application of the treasury stock method. Under the treasury stock method, an increase in the fair market value of the Company’s common stock can result in a greater dilutive effect from potentially dilutive securities.
Our shareholder equity includes a line item for “subscribed stock”, which represents shares of common stock for which we irrevocably received investors’ purchase prices but, due to administrative delays, had not issued the respective shares of common stock before the period end. These shares have been included in the weighted average number of shares of common stock outstanding during the period for the purposes of calculating basic earnings per share.
The computation of basic and diluted loss per share as of March 31, 2016 and 2015 excludes potentially dilutive securities when their inclusion would be anti-dilutive, or if their exercise prices were greater than the average market price of the common stock during the period. Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share as of March 31, 2016 and 2015 are as follows:

	2016	2015
Warrants	21,732,272	8,728,526
Stock options	3,480,000	1,960,000
Convertible subordinated notes	3,200,000	6,800,000
Convertible preferred stock	1,000,000	0
Total	29,412,272	17,488,526